5. Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Receivable Tables
Schedule of accounts receivable

Wholesale trading receivables represent net settlement amounts due from a market operator or an exchange while those from retail include amounts resulting from sales to end-use customers.

	December 31,	December 31,
	2014	2013
Wholesale trading	$515,999	$168,953
Retail energy services - billed	1,158,019	944,100
Retail energy services - unbilled	720,228	202,156
Accounts receivable - trade	$2,394,246	$1,315,209